Investment Risks - PUTNAM MONEY MARKET FUND	Sep. 30, 2025
Interest rate risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk: The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments).

Credit quality risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit quality risk: Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Although the fund only buys high quality investments, investments backed by a letter of credit have the risks that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

Focus of investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focus of investments risk: To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

Foreign investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign investments risk: The fund may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments. Foreign settlement procedures may also involve additional risks.

Management and operational risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and operational risk: There is no guarantee that the investment techniques, analyses, or judgments that the Investment Manager applies in making investment decisions for the fund will produce the intended outcome or that the investments selected for the fund will perform as well as other securities that were not selected for the fund. The Investment Manager, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

Market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The effects of inflation may erode the value of an investment in the fund over time. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments).
Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund may impose a fee upon the sale of your shares.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.